Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities (Detail) - Accounts Payable, Accrued Expenses And Other Liabilities (USD $)	Sep. 30, 2012	Sep. 30, 2011
Commissions payable	$ 7,151,000	$ 5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture		550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$ 11,297,000	$ 11,832,000